UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NASDAQ-100 INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED
MARCH 31, 2005

[LOGO OF USAA]
   USAA(R)

                                 USAA NASDAQ-100
                                        INDEX Fund

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
  MARCH 31, 2005

                                                                      (Form N-Q)

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             COMMON STOCKS (99.1%)

             ADVERTISING (0.3%)
    8,152    Lamar Advertising Co. "A"*                                     $    328
                                                                            --------
             AIR FREIGHT & LOGISTICS (0.5%)
   10,035    Expeditors International of Washington, Inc.                        537
                                                                            --------
             APPAREL RETAIL (0.3%)
   13,854    Ross Stores, Inc.                                                   404
                                                                            --------
             APPLICATION SOFTWARE (3.0%)
   22,920    Autodesk, Inc.                                                      682
   35,757    BEA Systems, Inc.*                                                  285
   19,290    Citrix Systems, Inc.*                                               460
   22,387    Intuit, Inc.*                                                       980
    8,637    Mercury Interactive Corp.*                                          409
   57,141    Siebel Systems, Inc.*                                               522
   12,833    Synopsys, Inc.*                                                     232
                                                                            --------
                                                                               3,570
                                                                            --------
             BIOTECHNOLOGY (8.1%)
   56,289    Amgen, Inc.*                                                      3,277
   34,753    Biogen Idec, Inc.*                                                1,199
   25,047    Chiron Corp.*                                                       878
   29,900    Genzyme Corp.*                                                    1,712
   40,863    Gilead Sciences, Inc.*                                            1,463
    4,644    Invitrogen Corp.*                                                   321
   25,511    MedImmune, Inc.*                                                    608
   32,234    Millennium Pharmaceuticals, Inc.*                                   271
                                                                            --------
                                                                               9,729
                                                                            --------
             BROADCASTING & CABLE TV (5.3%)
   91,259    Comcast Corp. "A"*                                                3,083
   21,376    EchoStar Communications Corp. "A"                                   625
   16,675    Liberty Media International, Inc. "A"*                              729
    9,164    NTL, Inc.*                                                          583
  131,095    Sirius Satellite Radio, Inc.*                                       737
   20,849    XM Satellite Radio Holdings, Inc. "A"*                              657
                                                                            --------
                                                                               6,414
                                                                            --------
             CASINOS & GAMING (0.6%)
   10,243    Wynn Resorts Ltd.*                                                  694
                                                                            --------
             COMMUNICATIONS EQUIPMENT (12.0%)
  221,346    Cisco Systems, Inc.*(a)                                           3,960
   19,667    Comverse Technology, Inc.*                                          496
  157,607    JDS Uniphase Corp.*                                                 263
   34,250    Juniper Networks, Inc.*                                             755
   15,805    LM Ericsson Telephone Co. ADR "B" (Sweden)**                        446
  190,251    QUALCOMM, Inc.                                                    6,973
   18,122    Research in Motion Ltd. (Canada)*                                 1,385
   25,329    Tellabs, Inc.*                                                      185
                                                                            --------
                                                                              14,463
                                                                            --------
             COMPUTER HARDWARE (7.4%)
  109,245    Apple Computer, Inc.*                                             4,552
   23,730    ATI Technologies, Inc. (Canada)*                                    410

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
   86,707    Dell, Inc.*                                                    $  3,331
  140,838    Sun Microsystems, Inc.*                                             569
                                                                            --------
                                                                               8,862
                                                                            --------
             COMPUTER STORAGE & PERIPHERALS (1.5%)
   36,696    Network Appliance, Inc.*                                          1,015
    8,975    QLogic Corp.*                                                       364
   14,325    SanDisk Corp.*                                                      398
                                                                            --------
                                                                               1,777
                                                                            --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
   18,661    PACCAR, Inc.                                                      1,351
                                                                            --------
             CONSUMER ELECTRONICS (0.4%)
    9,614    Garmin Ltd.                                                         445
                                                                            --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   23,207    Fiserv, Inc.*                                                       924
   34,402    Paychex, Inc.                                                     1,129
                                                                            --------
                                                                               2,053
                                                                            --------
             DEPARTMENT STORES (1.7%)
   15,525    Sears Holdings Corp.*                                             2,067
                                                                            --------
             DIVERSIFIED COMMERCIAL SERVICES (2.1%)
   17,849    Apollo Group, Inc. "A"*                                           1,322
    9,992    Career Education Corp.*                                             342
   19,747    Cintas Corp.                                                        816
                                                                            --------
                                                                               2,480
                                                                            --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   18,427    American Power Conversion Corp.                                     481
   14,564    Intersil Corp. "A"                                                  252
                                                                            --------
                                                                                 733
                                                                            --------
             ELECTRONIC MANUFACTURING SERVICES (1.0%)
   58,800    Flextronics International Ltd. (Singapore)*                         708
    9,469    Molex, Inc.                                                         250
   53,553    Sanmina-SCI Corp.*                                                  279
                                                                            --------
                                                                               1,237
                                                                            --------
             FOOD RETAIL (0.5%)
    6,059    Whole Foods Market, Inc.                                            619
                                                                            --------
             GENERAL MERCHANDISE STORES (0.3%)
   10,412    Dollar Tree Stores, Inc.*                                           299
                                                                            --------
             HEALTH CARE DISTRIBUTORS (0.5%)
   12,630    Patterson Companies, Inc.*                                          631
                                                                            --------
             HEALTH CARE EQUIPMENT (1.0%)
   32,611    Biomet, Inc.                                                      1,184
                                                                            --------
             HEALTH CARE SERVICES (0.8%)
    6,276    Express Scripts, Inc.*                                              547
    9,275    Lincare Holdings, Inc.*                                             410
                                                                            --------
                                                                                 957
                                                                            --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             HEALTH CARE SUPPLIES (0.3%)
    7,424    DENTSPLY International, Inc.                                   $    404
                                                                            --------
             HOME ENTERTAINMENT SOFTWARE (1.3%)
   29,754    Electronic Arts, Inc.*                                            1,541
                                                                            --------
             HYPERMARKETS & SUPER CENTERS (0.9%)
   23,849    Costco Wholesale Corp.                                            1,054
                                                                            --------
             INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
   33,546    MCI, Inc.                                                           836
                                                                            --------
             INTERNET RETAIL (5.0%)
   26,074    Amazon.com, Inc.*                                                   894
   96,132    eBay, Inc.*                                                       3,582
   68,720    IAC/InterActiveCorp*                                              1,530
                                                                            --------
                                                                               6,006
                                                                            --------
             INTERNET SOFTWARE & SERVICES (2.3%)
   22,894    VeriSign, Inc.*                                                     657
   63,808    Yahoo!, Inc.*                                                     2,163
                                                                            --------
                                                                               2,820
                                                                            --------
             IT CONSULTING & OTHER SERVICES (0.5%)
   12,420    Cognizant Technology Solutions Corp. "A"*                           574
                                                                            --------
             MOVIES & ENTERTAINMENT (0.5%)
    5,572    Pixar, Inc.*                                                        544
                                                                            --------
             PAPER PACKAGING (0.3%)
   23,854    Smurfit-Stone Container Corp.*                                      369
                                                                            --------
             PHARMACEUTICALS (1.1%)
   43,791    Teva Pharmaceutical Industries Ltd. ADR (Israel)                  1,357
                                                                            --------
             RESTAURANTS (2.3%)
   53,258    Starbucks Corp.*                                                  2,751
                                                                            --------
             SEMICONDUCTOR EQUIPMENT (2.6%)
   82,670    Applied Materials, Inc.*                                          1,344
   22,829    KLA-Tencor Corp.*                                                 1,050
   13,823    Lam Research Corp.*                                                 399
   13,657    Novellus Systems, Inc.*                                             365
                                                                            --------
                                                                               3,158
                                                                            --------
             SEMICONDUCTORS (10.4%)
   50,188    Altera Corp.*                                                       993
   23,883    Broadcom Corp. "A"*                                                 715
  208,997    Intel Corp.                                                       4,855
   39,338    Linear Technology Corp.                                           1,507
   25,051    Marvell Technology Group Ltd.*                                      960
   43,880    Maxim Integrated Products, Inc.                                   1,793
   16,514    Microchip Technology, Inc.                                          430
   44,314    Xilinx, Inc.                                                      1,295
                                                                            --------
                                                                              12,548
                                                                            --------

4

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

                                                                              MARKET
   NUMBER                                                                      VALUE
OF SHARES    SECURITY                                                          (000)
------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (0.3%)
    6,355    Sigma-Aldrich Corp.                                            $    389
                                                                            --------
             SPECIALTY STORES (2.4%)
   39,005    Bed Bath & Beyond, Inc.*                                          1,426
   13,851    PETsMART, Inc.                                                      398
   31,886    Staples, Inc.                                                     1,002
                                                                            --------
                                                                               2,826
                                                                            --------
             SYSTEMS SOFTWARE (13.2%)
   22,939    Adobe Systems, Inc.                                               1,541
   24,380    Check Point Software Technologies Ltd. (Israel)*                    530
  358,907    Microsoft Corp.(a)                                                8,675
  208,812    Oracle Corp.*                                                     2,606
   71,112    Symantec Corp.*                                                   1,517
   41,448    VERITAS Software Corp.*                                             962
                                                                            --------
                                                                              15,831
                                                                            --------
             TECHNOLOGY DISTRIBUTORS (0.4%)
    8,284    CDW Corp.                                                           469
                                                                            --------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
    6,953    Fastenal Co.                                                        385
                                                                            --------
             TRUCKING (0.3%)
    8,082    C.H. Robinson Worldwide, Inc.                                       416
                                                                            --------
             WIRELESS TELECOMMUNICATION SERVICES (3.3%)
   64,892    Level 3 Communications, Inc.*                                       133
  134,020    Nextel Communications, Inc. "A"*                                  3,809
                                                                            --------
                                                                               3,942
                                                                            --------
             Total common stocks (cost: $119,377)                            119,054
                                                                            --------

PRINCIPAL
   AMOUNT
    (000)
---------
             MONEY MARKET INSTRUMENTS (0.9%)

             U.S. TREASURY BILL (0.2%)
             -------------------------
     $179    2.805%, 7/14/2005(b)                                                179
                                                                            --------
             REPURCHASE AGREEMENT (0.7%)(C)
             ------------------------------
      893    State Street Bank & Trust Co., 2.20%, acquired on 3/31/2005 and due 4/01/2005 at $893 (collateralized by a $920 U.S.
               Treasury Bill, due 6/16/2005; market value $914)                  893
                                                                            --------
             Total money market instruments (cost: $1,072)                     1,072
                                                                            --------
             TOTAL INVESTMENTS (COST: $120,449)                             $120,126
                                                                            ========

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           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the
         Fund), which is classified as non-diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            3. Futures contracts are valued at the last quoted sales price.

            4. Securities for which market quotations are not readily
               available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), in consultation with the Fund's investment subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

         B. As of March 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2005, were $22,459,000 and $22,782,000, respectively, resulting in net unrealized depreciation of $323,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $120,181,000 at March 31, 2005, and in, total, may not equal 100%.

         D. Futures contracts - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

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           to Portfolio of INVESTMENTS
           (continued)

USAA NASDAQ-100 INDEX FUND
MARCH 31, 2005 (UNAUDITED)

         A summary of obligations under these financial instruments at March 31, 2005, is as follows:

                                                                                               MARKET           UNREALIZED
               TYPE OF FUTURE              EXPIRATION          CONTRACTS       POSITION         VALUE          DEPRECIATION
         ------------------------------------------------------------------------------------------------------------------
         Nasdaq-100 Mini Index Futures    June 17, 2005           36             Long         $1,074,000         $(19,000)

         E. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Security, or a portion thereof, is segregated to cover the value of open futures contracts.

         (b) Security is segregated as collateral for margin requirements on open futures contracts.

         (c) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         * Non-income-producing security for the 12 months preceding March 31, 2005.

          DIRECTORS       Christopher W. Claus
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

     ADMINISTRATOR,       USAA Investment Management Company
INVESTMENT ADVISER,       P.O. Box 659453
       UNDERWRITER,       San Antonio, Texas 78265-9825
    AND DISTRIBUTOR

     TRANSFER AGENT       USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

          CUSTODIAN       State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

        INDEPENDENT       Ernst & Young LLP
  REGISTERED PUBLIC       100 West Houston St., Suite 1900
    ACCOUNTING FIRM       San Antonio, Texas 78205

          TELEPHONE       Call toll free - Central time
   ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

     FOR ADDITIONAL       (800) 531-8181
  INFORMATION ABOUT       For account servicing, exchanges,
       MUTUAL FUNDS       or redemptions
                          (800) 531-8448

    RECORDED MUTUAL       24-hour service (from any phone)
  FUND PRICE QUOTES       (800) 531-8066

        MUTUAL FUND       (from touch-tone phones only)
     USAA TOUCHLINE       For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          (800) 531-8777

    INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48480-0505                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /S/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MAY 25, 2005
         ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MAY 24, 2005
         ------------


By:*     /S/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MAY 24, 2005
         ------------


*Print the name and title of each signing officer under his or her signature.